FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Short-term bank loan and credit		$ 2,505
Liquidity risk
FINANCIAL INSTRUMENTS
Trade payables	$ 3,113	3,234
User accounts	3,553	3,328
Accrued expenses and other payables	2,667	4,750
Short-term bank loan and credit		2,505
Lease liabilities	1,389	1,081
Contingent consideration	1,000	2,536
Total	11,722	17,434
Liquidity risk | Less than one year
FINANCIAL INSTRUMENTS
Trade payables	3,113	3,234
User accounts	3,553	3,328
Accrued expenses and other payables	2,667	4,750
Short-term bank loan and credit		2,505
Lease liabilities	645	657
Contingent consideration		286
Total	9,978	14,760
Liquidity risk | 1 to 2 years
FINANCIAL INSTRUMENTS
Lease liabilities	493	422
Contingent consideration	1,000	1,250
Total	1,493	1,672
Liquidity risk | 2 to 3 years
FINANCIAL INSTRUMENTS
Lease liabilities	251	2
Contingent consideration		1,000
Total	$ 251	$ 1,002